Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	15
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,696,683,364.30	46,551		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$305,000,000.00	5.524%		April 15, 2025
Class A-2a Notes	$150,000,000.00	5.32%		January 15, 2027
Class A-2b Notes	$410,000,000.00	4.69228%	*	January 15, 2027
Class A-3 Notes	$560,000,000.00	5.09%		December 15, 2028
Class A-4 Notes	$75,000,000.00	5.01%		September 15, 2029
Class B Notes	$47,350,000.00	5.26%		November 15, 2029
Class C Notes	$31,560,000.00	0.00%		September 15, 2031
Total	$1,578,910,000.00
		* 30-day average SOFR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,223,410.39

Principal:
Principal Collections	$26,934,629.47
Prepayments in Full	$14,474,687.45
Liquidation Proceeds	$357,213.13
Recoveries	$65,735.70
Sub Total	$41,832,265.75
Collections	$46,055,676.14

Purchase Amounts:
Purchase Amounts Related to Principal	$175,629.43
Purchase Amounts Related to Interest	$1,452.96
Sub Total	$177,082.39

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$46,232,758.53

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	15
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$46,232,758.53
Servicing Fee	$869,634.23	$869,634.23	$0.00	$0.00	$45,363,124.30
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$45,363,124.30
Interest - Class A-2a Notes	$272,867.41	$272,867.41	$0.00	$0.00	$45,090,256.89
Interest - Class A-2b Notes	$701,689.98	$701,689.98	$0.00	$0.00	$44,388,566.91
Interest - Class A-3 Notes	$2,375,333.33	$2,375,333.33	$0.00	$0.00	$42,013,233.58
Interest - Class A-4 Notes	$313,125.00	$313,125.00	$0.00	$0.00	$41,700,108.58
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,700,108.58
Interest - Class B Notes	$207,550.83	$207,550.83	$0.00	$0.00	$41,492,557.75
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,492,557.75
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$41,492,557.75
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$41,492,557.75
Regular Principal Payment	$48,054,020.51	$41,492,557.75	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$46,232,758.53

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$41,492,557.75
Total					$41,492,557.75

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$11,114,077.97	$74.09	$272,867.41	$1.82	$11,386,945.38	$75.91
Class A-2b Notes	$30,378,479.78	$74.09	$701,689.98	$1.71	$31,080,169.76	$75.80
Class A-3 Notes	$0.00	$0.00	$2,375,333.33	$4.24	$2,375,333.33	$4.24
Class A-4 Notes	$0.00	$0.00	$313,125.00	$4.18	$313,125.00	$4.18
Class B Notes	$0.00	$0.00	$207,550.83	$4.38	$207,550.83	$4.38
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$41,492,557.75	$26.28	$3,870,566.55	$2.45	$45,363,124.30	$28.73

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	15

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$61,549,039.37	0.4103269	$50,434,961.40	0.3362331
Class A-2b Notes	$168,234,040.92	0.4103269	$137,855,561.14	0.3362331
Class A-3 Notes	$560,000,000.00	1.0000000	$560,000,000.00	1.0000000
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Total	$943,693,080.29	0.5976864	$902,200,522.54	0.5714072

Pool Information
Weighted Average APR	4.974%	4.987%
Weighted Average Remaining Term	45.13	44.37
Number of Receivables Outstanding	35,204	34,413
Pool Balance	$1,043,561,071.36	$1,001,179,783.00
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$977,635,983.62	$938,287,751.71
Pool Factor	0.6150594	0.5900805

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,285.02
Yield Supplement Overcollateralization Amount	$62,892,031.29
Targeted Overcollateralization Amount	$105,540,723.22
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$98,979,260.46

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,285.02
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,285.02
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,285.02

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	15
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		79	$439,128.88
(Recoveries)		33	$65,735.70
Net Loss for Current Collection Period			$373,393.18
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4294%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3878%
Second Prior Collection Period			0.3927%
Prior Collection Period			0.3919%
Current Collection Period			0.4383%
Four Month Average (Current and Prior Three Collection Periods)			0.4027%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,131	$4,933,654.47
(Cumulative Recoveries)			$328,056.20
Cumulative Net Loss for All Collection Periods			$4,605,598.27
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2714%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,362.21
Average Net Loss for Receivables that have experienced a Realized Loss			$4,072.15

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.72%	209	$7,180,147.09
61-90 Days Delinquent	0.15%	37	$1,549,111.13
91-120 Days Delinquent	0.05%	9	$498,544.20
Over 120 Days Delinquent	0.05%	9	$538,066.33
Total Delinquent Receivables	0.98%	264	$9,765,868.75

Repossession Inventory:
Repossessed in the Current Collection Period		16	$505,167.53
Total Repossessed Inventory		29	$1,194,185.63

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1140%
Prior Collection Period			0.1449%
Current Collection Period			0.1598%
Three Month Average			0.1396%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2583%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	May 2025
Payment Date	6/16/2025
Transaction Month	15

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	76	$3,083,192.98
2 Months Extended	113	$4,494,071.53
3+ Months Extended	22	$1,008,534.73

Total Receivables Extended	211	$8,585,799.24
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer